Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	50,578,003	50,217,308	29,520,454
Common stock, shares outstanding	50,578,003	50,217,308	29,520,454
Previously Reported
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares authorized		10,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Common stock, par value (in Dollars per share)		$ 0.001
Common stock, shares authorized		200,000,000
Common stock, shares issued		50,217,308
Common stock, shares outstanding		50,217,308